Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments
Schedule of estimated fair values of the financial instruments

	As of June 30, 2023		As of December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value

	(in thousands of $)
Cash and cash equivalents	$293,331	$293,331	$267,668	$267,668
Marketable securities	$74,600	$74,600	$—	$—
Secured long-term debt, including current portion(1)	$161,500	$161,500	$175,250	$175,250
Unsecured long-term debt(1)	$262,766	$263,094	$262,766	$255,868

Schedule of estimated fair value of the financial instruments that are measured at fair value on a recurring basis

	Fair Value Measurements as of June 30, 2023
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Marketable securities	$74,600	$74,600	$—	$—

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

	Fair Value Measurements as of June 30, 2023
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Cash and cash equivalents	$293,331	$293,331	$—	$—
Secured long-term debt, including current portion(1)	$161,500	$—	$161,500	$—
Unsecured long-term debt(1)	$263,094	$263,094	$—	$—

	Fair Value Measurements as of December 31, 2022
	Total	(Level I)	(Level II)	(Level III)

	(in thousands of $)
Cash and cash equivalents	$267,668	$267,668	$—	$—
Secured long-term debt, including current portion(1)	$175,250	$—	$175,250	$—
Unsecured long-term debt(1)	$255,868	$255,868	$—	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs of $7.2 million and $8.1 million as of June 30, 2023 and December 31, 2022, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities.